Franklin Templeton Group
                          777 Mariners Island Boulevard
                           San Mateo, California 94404


November 5, 1996

Filed Via EDGAR (CIK #0000936373)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

     Re:     FRANKLIN TEMPLETON MONEY FUND TRUST
             FILE NOS. 33-88924 and 811-8962

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 30, 1996.

Sincerely,

FRANKLIN TEMPLETON MONEY FUND TRUST


By  /s/ Larry L. Greene
    Senior Corporate Counsel

LLG:ld